Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	hf_SupplementTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2017

Harbor Global Growth Fund

The Board of Trustees of Harbor Funds, on behalf of Harbor Global Growth Fund (the "Fund"), appointed Sands Capital Management, LLC ("Sands Capital") to serve as the subadviser to the Fund effective March 1, 2017. Sands Capital replaces Marsico Capital Management, LLC ("Marsico Capital") as subadviser to the Fund. The Board of Trustees also approved a change in the Fund's name from Harbor Global Growth Fund to Harbor Global Leaders Fund to reflect Sands Capital's investment strategy for the Fund. This change coincides with the appointment of Sands Capital as the Fund's subadviser and also takes effect on March 1, 2017.

The appointment of Sands Capital as the Fund's subadviser will not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc., ("Harbor Capital"). Harbor Capital and not the Fund pays the subadvisory fee to Sands Capital. The Fund's investment strategy under Sands Capital is set forth below. Information about Sands Capital and the portfolio manager at Sands Capital responsible for managing the assets of Harbor Global Leaders Fund is also set forth below.

Sands Capital hereby replaces all references to Marsico Capital and Harbor Global Leaders Fund hereby replaces all references to Harbor Global Growth Fund in the Prospectus.

Principal Investment Strategy

The following replaces the information in the "Principal Investment Strategy" section on page 15 of the Prospectus:

The Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including in developed and emerging markets. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 40% of its assets in foreign companies. For purposes of this policy, a company is considered to be a foreign company if: (i) at least 50% of the company's revenues or operating income is generated outside of the United States; (ii) the company is organized or maintains its principal place of business outside of the United States; or (iii) the company's primary trading market is located outside of the United States.

The Fund may invest in companies at any stage of their growth lifecycles, but will focus on companies that the Subadviser believes are capable of generating sustainable, above-average, and relatively stable rates of earnings per share growth and strong free cash flow, typically enabled by above-average rates of return on capital. The Subadviser seeks investment opportunities in companies that the Subadviser believes are leaders in their country, industry, or globally in terms of products, services, or execution. In many cases, though not all, free cash generation is expected to be sufficient to support both the capital reinvestment required to support above-average earnings growth as well as capital return to shareholders through dividends and/or share buybacks.

In selecting securities for the Fund, the Subadviser utilizes a fundamental, bottom-up, business-focused research approach. This research starts with internal competitive landscape analysis, ongoing participation at industry conferences, review of industry and trade periodicals and quantitative screens to populate an initial universe of publicly traded companies that it expects will generate stable above-average earnings growth with long duration. The Subadviser then evaluates each company for six investment criteria:

  sustainable above-average earnings growth;
  leadership position in a promising business space;
  significant competitive advantages;
  clear mission and value-added focus;
  financial strength; and
  rational valuation relative to the market and business prospects.

Companies that the Subadviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research, including a full competitive analysis and proprietary financial modeling. This additional screening also typically includes identifying the key metrics for a particular business or industry, any specific risks or issues relating to a company and evaluating a range of scenarios under which a position in a security would be reduced or sold. This investment process generally results in a portfolio of 30-50 companies and, from time to time, with more substantial investments in particular sectors.

The Fund intends to buy and hold securities for the longer term, generally three to five years, resulting in a lower level of portfolio turnover. The portfolio turnover rate of the Fund going forward is expected to be below 50% of the average portfolio value. The Subadviser employs a sell discipline in which the security of a company is sold if an issue emerges that negatively impacts the Subadviser's assessment of one or more of the six investment criteria discussed above and the Subadviser believes that the issue cannot be resolved within an acceptable time frame. The Subadviser may also sell a holding if it believes it has become materially overvalued versus its underlying business, for risk management purposes, and/or if a more attractive investment opportunity is identified.

While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalization companies given the Subadviser's focus on what it considers to be established business "leaders." As such, the Fund will generally not invest in companies with a market capitalization of less than $2 billion, and its total median market capitalization will typically be significantly greater than that of the MSCI All Country World Index, the Fund's benchmark.

The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. From time to time, the Fund may have significant investments in one or more countries. The Fund may invest up to the greater of 30% of its assets or three times the emerging markets component of the MSCI All Country World Index, in securities of companies located in emerging markets. As of December 31, 2016, the emerging markets component of the MSCI All Country World Index was 10.8% of the total index. The Fund may use foreign exchange spot contracts to seek to hedge currency exposure. A foreign exchange spot contract is an agreement to buy or sell a specific currency for immediate delivery (i.e., "on the spot") as opposed to a set date in the future.

The Fund may also invest in (i) foreign exchange forwards to seek to hedge currency exposure and (ii) "market access products", such as low exercise price warrants ("LEPWs") and participatory notes ("P-notes"), to seek to gain economic exposure to markets where holding an underlying local security is not feasible or economical. A market access product is a derivative security that provides market exposure to an underlying foreign issuer.

Principal Risks

The following replaces the information in the "Principal Risks" section on page 16 of the Prospectus:

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect. In addition, the Subadviser's judgement regarding which companies are considered established business leaders may be incorrect. Further, even if the Subadviser is able to consistently identify leading companies, there can be no assurance that stocks of those companies will outperform the stocks of other companies that may not be considered business leaders.

Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid Cap Risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Growth Style Risk: Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Participatory Notes Risk: The return on a participatory note ("P-note") is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.

Warrants Risk: Warrants are rights to purchase securities at specific prices valid for a specific period of time.  While low exercise price warrants ("LEPWs") seek to track the value of the underlying security, their prices will not necessarily move in parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights to the assets of the issuer of the underlying security.  Warrants are also subject to counterparty risk since the Fund is relying on the creditworthiness of the financial institution issuing the warrant to meet its obligations under the terms of the warrant.

Sector Focus Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Limited Number of Holdings Risk: Because the Fund typically invests in approximately 30 to 50 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Performance

Effective March 1, 2017, Sands Capital Management, LLC ("Sands Capital") became the Fund's subadviser. Performance prior to that date is not attributable to Sands Capital.

March 1, 2017

Investors Should Retain This Supplement For Future Reference

S0301.P.IG

Harbor Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2017

Harbor Global Growth Fund

The Board of Trustees of Harbor Funds, on behalf of Harbor Global Growth Fund (the "Fund"), appointed Sands Capital Management, LLC ("Sands Capital") to serve as the subadviser to the Fund effective March 1, 2017. Sands Capital replaces Marsico Capital Management, LLC ("Marsico Capital") as subadviser to the Fund. The Board of Trustees also approved a change in the Fund's name from Harbor Global Growth Fund to Harbor Global Leaders Fund to reflect Sands Capital's investment strategy for the Fund. This change coincides with the appointment of Sands Capital as the Fund's subadviser and also takes effect on March 1, 2017.

The appointment of Sands Capital as the Fund's subadviser will not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc., ("Harbor Capital"). Harbor Capital and not the Fund pays the subadvisory fee to Sands Capital. The Fund's investment strategy under Sands Capital is set forth below. Information about Sands Capital and the portfolio manager at Sands Capital responsible for managing the assets of Harbor Global Leaders Fund is also set forth below.

Sands Capital hereby replaces all references to Marsico Capital and Harbor Global Leaders Fund hereby replaces all references to Harbor Global Growth Fund in the Prospectus.

Principal Investment Strategy

The following replaces the information in the "Principal Investment Strategy" section on page 15 of the Prospectus:

The Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including in developed and emerging markets. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 40% of its assets in foreign companies. For purposes of this policy, a company is considered to be a foreign company if: (i) at least 50% of the company's revenues or operating income is generated outside of the United States; (ii) the company is organized or maintains its principal place of business outside of the United States; or (iii) the company's primary trading market is located outside of the United States.

The Fund may invest in companies at any stage of their growth lifecycles, but will focus on companies that the Subadviser believes are capable of generating sustainable, above-average, and relatively stable rates of earnings per share growth and strong free cash flow, typically enabled by above-average rates of return on capital. The Subadviser seeks investment opportunities in companies that the Subadviser believes are leaders in their country, industry, or globally in terms of products, services, or execution. In many cases, though not all, free cash generation is expected to be sufficient to support both the capital reinvestment required to support above-average earnings growth as well as capital return to shareholders through dividends and/or share buybacks.

In selecting securities for the Fund, the Subadviser utilizes a fundamental, bottom-up, business-focused research approach. This research starts with internal competitive landscape analysis, ongoing participation at industry conferences, review of industry and trade periodicals and quantitative screens to populate an initial universe of publicly traded companies that it expects will generate stable above-average earnings growth with long duration. The Subadviser then evaluates each company for six investment criteria:

  sustainable above-average earnings growth;
  leadership position in a promising business space;
  significant competitive advantages;
  clear mission and value-added focus;
  financial strength; and
  rational valuation relative to the market and business prospects.

Companies that the Subadviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research, including a full competitive analysis and proprietary financial modeling. This additional screening also typically includes identifying the key metrics for a particular business or industry, any specific risks or issues relating to a company and evaluating a range of scenarios under which a position in a security would be reduced or sold. This investment process generally results in a portfolio of 30-50 companies and, from time to time, with more substantial investments in particular sectors.

The Fund intends to buy and hold securities for the longer term, generally three to five years, resulting in a lower level of portfolio turnover. The portfolio turnover rate of the Fund going forward is expected to be below 50% of the average portfolio value. The Subadviser employs a sell discipline in which the security of a company is sold if an issue emerges that negatively impacts the Subadviser's assessment of one or more of the six investment criteria discussed above and the Subadviser believes that the issue cannot be resolved within an acceptable time frame. The Subadviser may also sell a holding if it believes it has become materially overvalued versus its underlying business, for risk management purposes, and/or if a more attractive investment opportunity is identified.

While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalization companies given the Subadviser's focus on what it considers to be established business "leaders." As such, the Fund will generally not invest in companies with a market capitalization of less than $2 billion, and its total median market capitalization will typically be significantly greater than that of the MSCI All Country World Index, the Fund's benchmark.

The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. From time to time, the Fund may have significant investments in one or more countries. The Fund may invest up to the greater of 30% of its assets or three times the emerging markets component of the MSCI All Country World Index, in securities of companies located in emerging markets. As of December 31, 2016, the emerging markets component of the MSCI All Country World Index was 10.8% of the total index. The Fund may use foreign exchange spot contracts to seek to hedge currency exposure. A foreign exchange spot contract is an agreement to buy or sell a specific currency for immediate delivery (i.e., "on the spot") as opposed to a set date in the future.

The Fund may also invest in (i) foreign exchange forwards to seek to hedge currency exposure and (ii) "market access products", such as low exercise price warrants ("LEPWs") and participatory notes ("P-notes"), to seek to gain economic exposure to markets where holding an underlying local security is not feasible or economical. A market access product is a derivative security that provides market exposure to an underlying foreign issuer.

Principal Risks

The following replaces the information in the "Principal Risks" section on page 16 of the Prospectus:

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect. In addition, the Subadviser's judgement regarding which companies are considered established business leaders may be incorrect. Further, even if the Subadviser is able to consistently identify leading companies, there can be no assurance that stocks of those companies will outperform the stocks of other companies that may not be considered business leaders.

Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid Cap Risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Growth Style Risk: Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Participatory Notes Risk: The return on a participatory note ("P-note") is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.

Warrants Risk: Warrants are rights to purchase securities at specific prices valid for a specific period of time.  While low exercise price warrants ("LEPWs") seek to track the value of the underlying security, their prices will not necessarily move in parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights to the assets of the issuer of the underlying security.  Warrants are also subject to counterparty risk since the Fund is relying on the creditworthiness of the financial institution issuing the warrant to meet its obligations under the terms of the warrant.

Sector Focus Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Limited Number of Holdings Risk: Because the Fund typically invests in approximately 30 to 50 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Performance

Effective March 1, 2017, Sands Capital Management, LLC ("Sands Capital") became the Fund's subadviser. Performance prior to that date is not attributable to Sands Capital.

March 1, 2017

Investors Should Retain This Supplement For Future Reference

S0301.P.IG

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of publicly-traded companies located anywhere in the world, including in developed and emerging markets. Under normal market conditions, the Fund expects to invest in at least three countries, including the United States, and invest at least 40% of its assets in foreign companies. For purposes of this policy, a company is considered to be a foreign company if: (i) at least 50% of the company's revenues or operating income is generated outside of the United States; (ii) the company is organized or maintains its principal place of business outside of the United States; or (iii) the company's primary trading market is located outside of the United States.

The Fund may invest in companies at any stage of their growth lifecycles, but will focus on companies that the Subadviser believes are capable of generating sustainable, above-average, and relatively stable rates of earnings per share growth and strong free cash flow, typically enabled by above-average rates of return on capital. The Subadviser seeks investment opportunities in companies that the Subadviser believes are leaders in their country, industry, or globally in terms of products, services, or execution. In many cases, though not all, free cash generation is expected to be sufficient to support both the capital reinvestment required to support above-average earnings growth as well as capital return to shareholders through dividends and/or share buybacks.

In selecting securities for the Fund, the Subadviser utilizes a fundamental, bottom-up, business-focused research approach. This research starts with internal competitive landscape analysis, ongoing participation at industry conferences, review of industry and trade periodicals and quantitative screens to populate an initial universe of publicly traded companies that it expects will generate stable above-average earnings growth with long duration. The Subadviser then evaluates each company for six investment criteria:

Companies that the Subadviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research, including a full competitive analysis and proprietary financial modeling. This additional screening also typically includes identifying the key metrics for a particular business or industry, any specific risks or issues relating to a company and evaluating a range of scenarios under which a position in a security would be reduced or sold. This investment process generally results in a portfolio of 30-50 companies and, from time to time, with more substantial investments in particular sectors.

The Fund intends to buy and hold securities for the longer term, generally three to five years, resulting in a lower level of portfolio turnover. The portfolio turnover rate of the Fund going forward is expected to be below 50% of the average portfolio value. The Subadviser employs a sell discipline in which the security of a company is sold if an issue emerges that negatively impacts the Subadviser's assessment of one or more of the six investment criteria discussed above and the Subadviser believes that the issue cannot be resolved within an acceptable time frame. The Subadviser may also sell a holding if it believes it has become materially overvalued versus its underlying business, for risk management purposes, and/or if a more attractive investment opportunity is identified.

While the Fund may invest in equity securities of companies of any size, the Fund will primarily invest in large and mid-capitalization companies given the Subadviser's focus on what it considers to be established business "leaders." As such, the Fund will generally not invest in companies with a market capitalization of less than $2 billion, and its total median market capitalization will typically be significantly greater than that of the MSCI All Country World Index, the Fund's benchmark.

The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. From time to time, the Fund may have significant investments in one or more countries. The Fund may invest up to the greater of 30% of its assets or three times the emerging markets component of the MSCI All Country World Index, in securities of companies located in emerging markets. As of December 31, 2016, the emerging markets component of the MSCI All Country World Index was 10.8% of the total index. The Fund may use foreign exchange spot contracts to seek to hedge currency exposure. A foreign exchange spot contract is an agreement to buy or sell a specific currency for immediate delivery (i.e., "on the spot") as opposed to a set date in the future.

The Fund may also invest in (i) foreign exchange forwards to seek to hedge currency exposure and (ii) "market access products", such as low exercise price warrants ("LEPWs") and participatory notes ("P-notes"), to seek to gain economic exposure to markets where holding an underlying local security is not feasible or economical. A market access product is a derivative security that provides market exposure to an underlying foreign issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down.

This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.

Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect. In addition, the Subadviser's judgement regarding which companies are considered established business leaders may be incorrect. Further, even if the Subadviser is able to consistently identify leading companies, there can be no assurance that stocks of those companies will outperform the stocks of other companies that may not be considered business leaders.

Equity Risk: The values of equity or equity-related securities, such as preferred stocks, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. For purposes of determining whether a particular country is considered a developed market or an emerging market, the Fund uses the designation set forth by the MSCI, a prominent provider of investment tools and data services for institutions worldwide.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid Cap Risk: The Fund's performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Growth Style Risk: Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Participatory Notes Risk: The return on a participatory note ("P-note") is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.

Warrants Risk: Warrants are rights to purchase securities at specific prices valid for a specific period of time.  While low exercise price warrants ("LEPWs") seek to track the value of the underlying security, their prices will not necessarily move in parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights to the assets of the issuer of the underlying security.  Warrants are also subject to counterparty risk since the Fund is relying on the creditworthiness of the financial institution issuing the warrant to meet its obligations under the terms of the warrant.

Sector Focus Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Limited Number of Holdings Risk: Because the Fund typically invests in approximately 30 to 50 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance